Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Disclosure Of Non Controlling Interests [Abstract]
Non-Controlling Interests
34. NON-CONTROLLING INTERESTS

	2020	2019
	£m	£m
PSA Finance UK Limited	162	160
	162	160
PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 19 for summarised financial information of PSA Finance UK Limited.